CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,507	$ 5,682
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	76	22
Share-based compensation	2,381	1,680
Net (gain) loss on investments and contingent liabilities / other (gain) loss	93	(480)
Depreciation and amortization	1,296	2,409
Impairment of intangible assets	531	281	$ 1,800
Deferred income tax expense (benefit)	1,315	(150)
Excess tax benefits from share-based payment arrangements	230	(8)
Net gain (loss) on liabilities	364	713
Changes in operating assets and liabilities:
Due from brokers	0	(974)
Receivables	(1,850)	461
Prepaid and other assets	(848)	(1,003)
Due to brokers	(61)	6,245
Accrued and Other Liabilities	(5,461)	(6,954)
Net cash provided by (used in) operating activities	(7,237)	(10,351)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments	(16,134)	(13,193)
Sales of investments	9,712	35,301
Purchases of equipment and improvements	(61)	(403)
Net cash provided by (used in) investing activities	6,943	(33,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchases of common shares	(435)	0
Proceeds from the exercise of options	241	121
Payments for tax from the delivery of restricted stock units	(45)	(265)
Payments on contingent liabilities	(999)	(1,559)
Excess tax benefits from share-based payment arrangements	(230)	8
Net cash provided by (used in) financing activities	(5,663)	25,690
Net increase (decrease) in cash and cash equivalents	(5,957)	(17,829)
Cash and cash equivalents	57,968	59,290	59,290
Cash and cash equivalents	52,011	41,461	$ 57,968
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	949	481
Cash paid for income taxes	2,182	1,500
Exercise of share options and RSUs	36	32
Consolidated Entities
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net (gain) loss on investments	(2,600)	(2,797)
Net gain (loss) on liabilities	7,384	2,260
Net other (gain) loss	0	(438)
Changes in operating assets and liabilities:
Due from brokers	1,616	10,348
Purchases of investments	(114,723)	(143,714)
Sales of investments	121,766	69,139
Receivables	(52)	(438)
Due to brokers	(22,253)	48,068
Accrued and Other Liabilities	32	0
Interest payable	(616)	10
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash and cash equivalents	13,426	(54,873)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from noncontrolling interests	0	12,100
Distributions to noncontrolling interests	(83)	(970)
Proceeds from issuance of long-term debt	3,830	84,100
Payments made on long-term debt	(7,942)	(67,845)
SUPPLEMENTAL DISCLOSURE:
Cash paid for interest	17,196	1,375
Deconsolidation of net assets	0	(22,578)
Paid-in-Kind Interest	$ 15	$ 26